INCOME TAX AND SOCIAL CONTRIBUTION (Details 2) - BRL (R$) R$ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
IfrsStatementLineItems [Line Items]
Total deferred	R$ 4,729,632	R$ 4,878,768	R$ 4,569,011	R$ 3,256,110
Total deferred assets	5,991,213	5,095,718	5,072,092
Total Deferred Liabilities	(1,261,581)	(216,950)	(503,081)
Deferred Income Tax Losses [Member]
IfrsStatementLineItems [Line Items]
Total deferred	4,198,734	2,679,028	1,537,623
Deferred Social Contribution Tax Losses [Member]
IfrsStatementLineItems [Line Items]
Total deferred	1,441,925	894,183	583,845
Temporary Differences [Member]
IfrsStatementLineItems [Line Items]
Total deferred	(911,027)	1,305,557	2,447,543
Tax Social Security Labor Civil And Environmental Risks [Member]
IfrsStatementLineItems [Line Items]
Total deferred	550,567	584,834	265,328
Estimated Losses On Assets [Member]
IfrsStatementLineItems [Line Items]
Total deferred	238,211	369,826	283,266
Gains Losses On Financial Assets [Member]
IfrsStatementLineItems [Line Items]
Total deferred	328,678	468,813	6,484
Actuarial Liability Pension And Healthcare Plan [Member]
IfrsStatementLineItems [Line Items]
Total deferred	171,816	226,875	210,009
Provision For Consumption And Services [Member]
IfrsStatementLineItems [Line Items]
Total deferred	22,346	205,880	163,620
Cash Flow Hedge Accounting [Member]
IfrsStatementLineItems [Line Items]
Total deferred	509,386	1,459,012	2,985,859
Gain Loss Of Control In Transnordestina [Member]
IfrsStatementLineItems [Line Items]
Total deferred	(224,096)	(224,096)	(92,180)
Fair Value S W T C B L Acquisition [Member]
IfrsStatementLineItems [Line Items]
Total deferred	(149,489)	(149,489)	(178,160)
Business Combination [Member]
IfrsStatementLineItems [Line Items]
Total deferred	(1,473,119)	(1,632,370)	(1,338,674)
Others [member]
IfrsStatementLineItems [Line Items]
Total deferred	R$ (885,327)	R$ (3,728)	R$ 141,991